BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The current and non-current balances of non-recourse borrowings are as follows:

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Current	$667	$1,021
Non-current	11,511	11,007
Total	$12,178	$12,028
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Total
2025	$781
2026	1,321
2027	698
2028	846
2029	3,175
Thereafter	5,814
Total principal repayments	12,635
Deferred financing costs and other	(457)
Total - Dec. 31, 2024	$12,178
Total - Dec. 31, 2023	$12,028

The weighted average interest rates of non-recourse borrowings are as follows:

	As of December 31,
	2024	2023
Weighted average interest rates	6%	5%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2024	Local Currency		Dec. 31, 2023	Local Currency
U.S. dollars	$6,989	USD	$6,989	$8,517	USD	$8,517
British pounds	2,860	GBP	2,285	2,744	GBP	2,155
Brazilian real	2,786	BRL	17,250	1,543	BRL	7,467

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	Dec. 31, 2024	Cash Flows	Held for sale(1)	Foreign Exchange Movement and Other	Dec. 31, 2023
Non-recourse borrowings	$12,178	$2,135	$(1,197)	$(788)	$12,028

US$ MILLIONS	Dec. 31, 2023	Cash Flows	Acquisitions	Foreign Exchange Movement and Other	Dec. 31, 2022
Non-recourse borrowings	$12,028	$177	$7,041	$233	$4,577
(1)See Note 4, Assets and Liabilities classified as Held for Sale, for additional information.